Earnings per Share (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net Income	$ 372,837	$ 296,780	$ 38,496	$ 29,089	$ 669,617	$ 67,585
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	20,354		24,573		20,323	24,573
Effect of dilutive securities:
Share based compensation	245		216		234	216
Diluted weighted average common shares outstanding	20,599		24,789		20,557	24,789